Advances to Suppliers, Net (Tables)	6 Months Ended
Jun. 30, 2025
Advances to Suppliers, Net [Abstract]
Schedule of Advances to Suppliers

Advances to suppliers include prepayments for raw materials used for production of construction materials for the Company’s construction projects, which consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Prepayment for raw material purchase	$936,115	$524,930
Less: Advance to related parties	(916)	-
Less: Allowance for credit losses	-	(2,740)
Advances to suppliers, net	$935,199	$522,190

Schedule of Changes of Allowance for Doubtful Accounts

The changes of allowance for doubtful accounts for the six months ended June 30, 2025 and the year ended December 31, 2024 are as follows:

	June 30, 2025	December 31, 2024
Beginning balance	$2,740	$2,817
Recovery	(2,758)	-
Foreign exchange translation	18	(77)
Ending balance	$-	$2,740